Stockholders' Deficit - Stockholders' Equity Note, Warrants or Rights (FY) (Details) - $ / shares		4 Months Ended	12 Months Ended
	Dec. 12, 2018	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Schedule of Stockholders' Equity Note, Warrants or Rights [Abstract]
Warrants outstanding, Number of Warrants		463,631	0	0
Warrants outstanding, Weighted Average Exercise Price		$ 0.26	$ 0	$ 0
Granted, Number of Warrants	700,000	700,000	1,040,554	0
Granted, Weighted Average Exercise Price		$ 3.90	$ 0.26	$ 0
Exercised, Number of Warrants			0	0
Exercised, Weighted Average Exercise Price			$ 0	$ 0
Cancelled / Expired, Number of Warrants		(463,631)	(576,923)	0
Cancelled / Expired, Weighted Average Exercise Price		$ 0.26	$ 0.26	$ 0
Warrants outstanding, Number of Warrants		700,000	463,631	0
Warrants outstanding, Weighted Average Exercise Price		$ 3.90	$ 0.26	$ 0